Expense Example - GABELLI GLOBAL CONTENT & CONNECTIVITY FUND	Apr. 30, 2021 USD ($)
Class A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 662
Expense Example, with Redemption, 3 Years	1,020
Expense Example, with Redemption, 5 Years	1,402
Expense Example, with Redemption, 10 Years	2,471
Class AAA Shares
Expense Example:
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	472
Expense Example, with Redemption, 5 Years	878
Expense Example, with Redemption, 10 Years	2,012
Class C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	192
Expense Example, with Redemption, 3 Years	630
Expense Example, with Redemption, 5 Years	1,194
Expense Example, with Redemption, 10 Years	2,733
Class I Shares
Expense Example:
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	419
Expense Example, with Redemption, 5 Years	770
Expense Example, with Redemption, 10 Years	$ 1,760